Employee Benefit Plans - Funded Status (Details) (Calc 2) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
SurplusDeficitInPlanAbstract
Non-current provisions for employee benefits	€ 572,163,000	€ 551,930,000